Stock-Based Compensation (Details) - Schedule of Fair Value of Stock Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation (Details) - Schedule of Fair Value of Stock Based Compensation [Line Items]
Expected volatility		77.00%
Risk-free interest rate	4.90%	4.48%
Expected dividends		0.00%	0.00%
Minimum [Member]
Stock-Based Compensation (Details) - Schedule of Fair Value of Stock Based Compensation [Line Items]
Expected term (in years)		5 years 6 months	1 year
Expected volatility			60.00%
Risk-free interest rate		1.70%	3.40%
Maximum [Member]
Stock-Based Compensation (Details) - Schedule of Fair Value of Stock Based Compensation [Line Items]
Expected term (in years)		6 years 3 months 25 days	7 years 6 months
Expected volatility			78.50%
Risk-free interest rate		4.70%	4.80%